Average Annual Total Returns		12 Months Ended	38 Months Ended		47 Months Ended		60 Months Ended	72 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
NYLIM Hedge Multi-Strategy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.36%					3.74%			4.00%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	21.35%	[1]	12.44%	[2]	13.15%	14.54%	[3]	14.29%
S&P 500® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.43%					13.92%			14.22%
Barclay Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.16%					6.34%			6.38%
NYLIM Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.51%					2.42%			3.53%
MSCI World® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%			11.67%	[4]	12.15%			12.17%
Barclay Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.37%					4.98%			5.19%
NYLIM Candriam International Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		27.36%					8.56%	8.87%	[5]
MSCI EAFE® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%					8.92%	8.73%	[5]	8.18%
NYLIM Candriam U.S. Mid Cap Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	12.11%	[1]
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	15.09%	[1]
NYLIM Candriam U.S. Large Cap Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.35%					12.63%	15.24%	[3]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%					14.42%	15.21%	[3]
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		30.67%					11.57%			9.92%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.86%					14.17%			11.19%
FTSE Developed ex North America Net Tax (US RIC) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.44%					8.88%			8.55%
NYLIM U.S. Large Cap R&D Leaders Index
Prospectus [Line Items]
Average Annual Return, Percent		20.53%			14.96%	[2]
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%			15.97%	[2]
NYLIM Global Equity R&D Leaders Index
Prospectus [Line Items]
Average Annual Return, Percent		27.89%			12.93%	[4]
FTSE All-World Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.86%			12.66%	[4]
NYLIM Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.21%					3.02%			3.25%
NYLIM Hedge Multi-Strategy Tracker ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.63%					2.24%			2.63%
NYLIM Hedge Multi-Strategy Tracker ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.93%					2.00%			2.28%
NYLIM Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.60%					1.74%			2.89%
NYLIM Merger Arbitrage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.60%					1.66%			2.76%
NYLIM Merger Arbitrage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	5.09%					1.31%			2.22%
NYLIM Candriam International Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.13%					8.31%	8.64%	[5]
Performance Inception Date								Dec. 17, 2019
NYLIM Candriam International Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	26.27%					7.64%	8.00%	[5]
NYLIM Candriam International Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	16.62%					6.48%	6.79%	[5]
NYLIM Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	11.90%	[1]
Performance Inception Date			Oct. 25, 2022
NYLIM Candriam U.S. Mid Cap Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.63%	11.50%	[1]
NYLIM Candriam U.S. Mid Cap Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.89%	9.22%	[1]
NYLIM Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.29%					12.51%	15.13%	[3]
Performance Inception Date								Dec. 17, 2019
NYLIM Candriam U.S. Large Cap Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	13.96%					12.18%	14.79%	[3]
NYLIM Candriam U.S. Large Cap Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	8.65%					9.94%	12.27%	[3]
NYLIM FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.09%					11.21%			9.54%
NYLIM FTSE International Equity Currency Neutral ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	28.44%					10.21%			8.64%
NYLIM FTSE International Equity Currency Neutral ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	18.35%					8.64%			7.54%
NYLIM U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.36%			14.84%	[2]
Performance Inception Date					Feb. 08, 2022
NYLIM U.S. Large Cap R&D Leaders ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	20.12%			14.53%	[2]
NYLIM U.S. Large Cap R&D Leaders ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	12.15%			11.71%	[2]
NYLIM Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.36%			12.70%	[4]
Performance Inception Date					Feb. 08, 2022
NYLIM Global Equity R&D Leaders ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	26.86%			12.20%	[4]
NYLIM Global Equity R&D Leaders ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	16.38%			9.88%	[4]

[1]	The Fund commenced operations on October 25, 2022.
[2]	The Fund commenced operations on February 8, 2022.
[3]	The Fund commenced operations on December 17, 2019.
[4]	The Fund commenced operations on February 8, 2022.
[5]	The Fund commenced operations on December 17, 2019.
[6]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[9]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.